OTHER COMPREHENSIVE INCOME (Details 2) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Before Tax Amount
Foreign currency translation adjustments	¥ 139,688	¥ 17,616	¥ 28,204
Unrealized holding gain on securities:
Amount arising during the period	139,410	3,605	(6,750)
Net unrealized holding gain during the period	139,410	3,605	(6,750)
Adjustments related to retirement and severance benefits:
Amount arising during the period	(2,076)	(7,591)	1,665
Net adjustments related to retirement and severance benefits	(2,076)	(7,591)	1,665
Other comprehensive income	277,022	13,630	23,119
Tax Benefit (Expense)
Foreign currency translation adjustments	(1,558)	(2,173)	(2,702)
Unrealized holding gain on securities:
Amount arising during the period	(49,717)	(1,285)	2,406
Net unrealized holding gain during the period	(49,717)	(1,285)	2,406
Adjustments related to retirement and severance benefits:
Amount arising during the period	373	2,705	(594)
Net adjustments related to retirement and severance benefits	373	2,705	(594)
Other comprehensive income	(50,902)	(753)	(890)
Net of Tax Amount
Foreign currency translation adjustments	138,130	15,443	25,502
Unrealized holding gain on securities:
Amount arising during the period	89,693	2,320	(4,344)
Net unrealized holding gain during the period	89,693	2,320	(4,344)
Adjustments related to retirement and severance benefits:
Amount arising during the period	(1,703)	(4,886)	1,071
Net adjustments related to retirement and severance benefits	(1,703)	(4,886)	1,071
Net current-year other comprehensive income (loss)	¥ 226,120	¥ 12,877	¥ 22,229